Exhibit 99.2

KPEMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Upgrade, Inc. (the “Company”)

Jefferies LLC

(together, the “Specified Parties”)

Re: Upgrade Q1 2019 – Quarterly Due Diligence Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the following subject matter (the “Subject Matter”):

(i)

the specified attributes identified by the Company in the staging database system (the “Staging Database”) which is a replica of the Company’s production environment, and contains attributes associated with consumer loan contracts (the “Consumer Loans”) issued between January 1, 2019 and March 31, 2019 (the “Testing Period”),

(ii)

the specified attributes identified by the Company associated with the Consumer Loans issued during the Testing Period in the Investor Allocation Report, Investor Purchase Report, Investor Final Sale Report, Investor Original Credit Report, Original Credit Characteristics Report, Investor Daily Positions Report, and Daily Positions Report (together, the “Investor Reports”) issued during the Testing Period,

(iii)	the assertion that none of the Consumer Loans issued during the Testing Period, to which the Core Credit Policy (defined below) is applicable, should have been declined (“Core Knockout”),

(iv)

the assertion that none of the Consumer Loans issued during the Testing Period, to which the [redacted] Preapproved Credit Policy (defined below) is applicable, should have been declined (“[redacted] Knockout”), and

(v)

the assertion that none of the Consumer Loans issued during the Testing Period, to which the Joint Application Credit Policy (defined below) is applicable, should have been declined (“Joint App Knockout”).

The Company is responsible for (i) the accuracy of the specified attributes in the Staging Database, (ii) the accuracy of the specified attributes in the Investor Reports, (iii) the assertion made with respect to the Core Knockout, (iv) the assertion made with respect to the [redacted] Knockout, and (v) the assertion made with respect to the Joint App Knockout. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•

The term “Loan Documents” means the final truth-in-lending statement (“Final TIL”), truth in lending statement (“TIL”), Loan Agreement, and Credit Score Notice Agreement, which were made available to us by the Company in its Amazon Web Services environment (“AWS”), and represented by the Company to be either the original Source Document, or a copy of the original Source Document. We make no representation regarding the validity or accuracy of these documents, or the execution of the Loan Agreement and Credit Score Notice Agreement by the borrower.

•	The term “Credit Bureau Data” means information the Company obtained from the Trans Union credit bureau and stored in its AWS environment which was made available to us.

•	The term “Sources” means the Loan Documents and Credit Bureau Data.

•

The term “Core Credit Policy” means the discrete criteria approved by WebBank, provided by the Company during the Testing Period (included as Exhibit D), containing the specific criteria (“Core Knockout Criteria”) under which loan applications are to be declined.

•

The term “[redacted] Preapproved Credit Policy” means the discrete criteria approved by WebBank, provided by the Company during the Testing Period (included as Exhibit E), containing the specific criteria (“[redacted] Knockout Criteria”) under which loan applications are to be declined.

•

The term “Joint Application Credit Policy” means the discrete criteria provided by the Company during the Testing Period (included as Exhibit F), containing the specific criteria (“Joint App Knockout Criteria”) under which loan applications are to be declined.

•	The term “Provided Information” means the Staging Database, Investor Reports, Sources, Core Credit Policy, [redacted] Preapproved Credit Policy, and Joint Application Credit Policy.

I.	STAGING DATABASE PROCEDURES

A.

For each Consumer Loan in the Staging Database issued during the Testing Period, we compared each attribute listed in Exhibit A to the corresponding information in each of the respective Sources indicated with “Y” listed in Exhibit A. The Company indicated that in the absence of any of the Sources or the inability to agree the indicated information from the Staging Database to the Sources for each of the specified attributes constitutes an exception. Where more than one Source is listed, we agreed the attribute to each Source.

B.

For each Consumer Loan in the Staging Database issued during the Testing Period, we recomputed each attribute listed in Exhibit B using the recomputation methodology provided by the Company as listed in Exhibit B.

II.	INVESTOR REPORTS PROCEDURES

A.

For each Consumer Loan in the Investor Reports issued during the Testing Period, we compared each attribute listed in Exhibit C to the corresponding information in the Staging Database indicated with “Y” listed in Exhibit C.

III.	KNOCKOUT PROCEDURES

A.

Using the information in the Staging Database and the Core Knockout Criteria, we found that none of the Consumer Loans issued during the Testing Period, to which the Core Credit Policy is applicable, should have been declined.

B.

Using the information in the Staging Database and the [redacted] Knockout Criteria, we found that none of the Consumer Loans issued during the Testing Period, to which the [redacted] Preapproved Credit Policy is applicable, should have been declined.

C.

Using the information in the Staging Database and the Joint App Knockout Criteria, we found that none of the Consumer Loans with joint applicants issued during the Testing Period, to which the Joint Application Credit Policy is applicable, should have been declined.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on (i) the specified attributes identified by the Company in the Staging Database, (ii) the specified attributes identified by the Company in the Investor Reports, (iii) the assertion with respect to the Core Knockout, (iv) the assertion with respect to the [redacted] Knockout, and (v) the assertion with respect to the Joint App Knockout. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies and information indicated in the Provided Information, or instructions provided by the Company, without verification or evaluation of such methodologies, information, and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Consumer Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the value of collateral securing any such Consumer Loan being securitized, (ii) the compliance of the originator of the Consumer Loans with federal, state, and local laws and regulations, or (iii) any other factor or characteristic of the Consumer Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

August 7, 2019

Exhibit A: Staging Compare Fields

Attribute	Credit Bureau Data	Final TIL	TIL	Loan Agreement	Credit Score tice Agreement
Loan term		Y	Y	Y
Loan amount		Y	Y	Y
Interest Rate				Y
Origination Fee		Y	Y
TIL document create date		Y	Y
Loan agreement doc create date				Y
Borrower state		Y	Y	Y
Vantage 2 score	Y
Total Trades	Y
Open Trades	Y
Credit History (months)	Y
Total Credit Limit	Y
Currently Delinquent	Y
Major derog in 12mo	Y
Num of mo since last delinq	Y
Collections ex Med 1st 12 > $500	Y
FICO	Y				Y
Public Rcd last 12mo $500 or >	Y
Revolving Utilization	Y
Inq last 6mo (ex auto & mtg inq)	Y
Public Record BK in last 12mo	Y
APR		Y	Y
Payment		Y	Y	Y
Trades settled in last 12mo	Y
Preloan DTI	Y
Postloan DTI	Y
Postloan HH DTI	Y
Usage	Y
Free Cash Flow	Y
Unsec Instlmt accts open 6mo	Y
Unsec Instlmt accts open 12mo	Y
Active Bankcard accts open 6mo	Y
Active Bankcard accts open 12mo	Y
Vantage 3 score	Y

Exhibit B: Staging Recompute Fields

**	Redacted due to confidential information

Exhibit C: Investor Reports Compare Fields

Attribute	Investor Allocation Report	Investor Purchase Report	Investor Final Sale Report	Investor Original Credit Report	Original Credit Characteristics Report	Investor Daily Positions Report	Daily Positions Report
Loan term	Y	Y	Y			Y	Y
Loan grade						Y	Y
Segment	Y	Y	Y			Y	Y
Loan amount	Y	Y	Y			Y	Y
Expiry date
Interest Rate	Y	Y	Y			Y	Y
Origination Fee						Y	Y
Loan application date						Y	Y
Income - stated						Y	Y
Income - verified						Y	Y
Loan purpose	Y	Y	Y			Y	Y
Borrower state						Y	Y
Vantage 2 score	Y	Y	Y	Y	Y
Total Trades				Y	Y
Open Trades				Y	Y
Credit History (months)				Y	Y
Total Credit Limit				Y	Y
Currently Delinquent				Y	Y
Major derog in 12mo				Y	Y
Num of mo since last delinq				Y	Y
Collections ex Med 1st 12 > $500				Y	Y
FICO Range High	Y	Y	Y	Y	Y
FICO Range Low	Y	Y	Y	Y	Y
Public Rcd last 12mo $500 or >				Y	Y
Revolving Utilization				Y	Y
Inq last 6mo (ex auto & mtg inq)				Y	Y
Public Record BK in last 12mo				Y	Y
APR	Y	Y	Y			Y	Y
Payment	Y	Y	Y			Y	Y
Trades settled in last 12mo				Y	Y
Preloan DTI	Y	Y	Y	Y	Y
Postloan DTI	Y	Y	Y	Y	Y
Postloan HH DTI	Y	Y	Y	Y	Y
Usage				Y	Y
Free Cash Flow	Y	Y	Y	Y	Y
Unsec Instlmt accts open 6mo				Y	Y
Unsec Instlmt accts open 12mo				Y	Y
Active Bankcard accts open 6mo				Y	Y
Active Bankcard accts open 12mo				Y	Y
Vantage 3 score				Y	Y

Exhibit D

**	Redacted due to confidential information

Exhibit E

**	Redacted due to confidential information

Exhibit F

**	Redacted due to confidential information